Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Billions			12 Months Ended
	Apr. 01, 2026	Apr. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of income tax expense [Line Items]
Increases in national corporation tax rate	4.00%
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures			¥ 576	¥ 703
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized			¥ 7,378	¥ 5,826
Effective income tax rate	31.52%	30.62%	23.20%	21.10%	25.80%